Other operating expenses, net (Details) - Schedule of other operating expenses, net - BRL (R$) R$ in Millions		11 Months Ended	12 Months Ended
		Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Other Operating Expenses Net Abstract
Result with property, plant and equipment		R$ (42)	R$ (34)	R$ 12
(Provision) reversal for legal proceedings		(18)	(19)	9
Restructuring expenses and others (i)	[1]	(71)	(33)	(74)
Covid-19 spending on prevention		(134)
Indemnity assets		168	14
Total		R$ (97)	R$ (72)	R$ (53)	R$ (97)

[1]	Refers primarily to expenses with the spin-off and acquisition of Extra Hiper stores with payments of legal fees, property appraisal and due diligence.